Document And Entity Information	May 20, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Registrant Name	ARES MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36429
Entity Tax Identification Number	80-0962035
Entity Address, Address Line One	2000 Avenue of the Stars,
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001176948
Amendment Flag	false
Class A common stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARES
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.00% Series A Preferred Stock, par value $0.01 per share
Trading Symbol	ARES.PRA
Security Exchange Name	NYSE